Jacob Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

June 16, 2016

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:          Jacob Funds Inc. (the “Company”)
 File Nos.: 333-82865 and 811-09447

Ladies and Gentlemen:

Please find attached for filing on behalf of the Trust a Registration Statement on Form N-14.  This filing is being made in connection with a proposed reorganization of Jacob Wisdom Fund, a series of Jacob Funds Inc. (the “Target Fund”) into Jacob Small Cap Growth Fund, also a series of Jacob Funds Inc. (the “Acquiring Fund”). The Target Fund and the Acquiring Fund are both advised by Jacob Asset Management of New York LLC.

Pursuant to Rule 488 under the Securities Act of 1933, the Trust proposes that the Registration Statement shall become effective on August 26, 2016.

If you have any questions regarding the enclosed, please do not hesitate to contact  Michael Quebbemann at (414) 765-6316 or undersigned at (414) 765-6620.

Very truly yours,

/s/ Alia M. Vasquez
Alia M. Vasquez, Esq.
Vice President
For U.S. Bancorp Fund Services, LLC,
as Administrator to the Trust

cc:           Ryan Jacob - Jacob Asset Management
Michael O’Hare, Esq. - Stradley - Stradley Ronon Stevens & Young, LLP
David Roeber, Esq.  - Stradley Ronon Stevens & Young, LLP